ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Mar. 31, 2016
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of analysis of movement in the allowance for doubtful accounts

	Thousands of Yen
	2014	2015	2016
Balance at beginning of year	¥—	¥—	¥25,374
Provision for doubtful accounts	—	26,431	59,358
Translation adjustment	—	(1,057)	(9,463)
Balance at end of year	¥—	¥25,374	¥75,269